Document and Entity Information	6 Months Ended
	Nov. 30, 2011	Feb. 21, 2012
Document And Entity Information
Entity Registrant Name	Bella Petrellas Holdings, Inc.
Entity Central Index Key	0001499855
Document Type	10-Q
Document Period End Date	Nov. 30, 2011
Amendment Flag	true
Amendment Description	To update the Financials
Current Fiscal Year End Date	--05-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		21,404,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012